Right-of-use assets and lease debt - Summary of Long Term Debt Maturities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 84,259,336	$ 4,224	$ 94,702,022
2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	35,744,268
2023 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	12,778,050
2024 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	9,606,195
2025 and Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 26,130,823